CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and deposits in banks
Cash	$ 824,863	$ 613,361
Deposits at the Central Bank of Chile	953,016	441,683
Deposits in local banks	664	393
Deposits in banks abroad	286,898	397,485
Subtotals - Cash and deposits in banks	2,065,441	1,452,922
Net cash items in process of collection	190,714	181,419
Cash and cash equivalents	$ 2,256,155	$ 1,634,341	$ 2,486,199	$ 2,327,170